PARADIGM VALUE FUND (PVFAX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation.

Strategy:

The Fund primarily invests in common stocks of small U.S. companies whose market capitalizations fall within the range of $1.5 billion or less that the Advisor believes have the potential for capital appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:

Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Value Fund. The Portfolio Managers search for stocks that exhibit attractive valuations on several metrics, such as price to earnings multiples less than the forecasted earnings growth rate, price to cash flow and price to book ratios at or below industry averages. They track investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Final investment decisions are based on the Advisor's confidence in management's ability to execute its strategy, the Advisor's assessment of management's character and the attractiveness of the stock's price based on internally prepared models and valuation metrics.

Fund Statistics

(as of September 30, 2009)

Inception Date:	January 1, 2003
Ticker:	PVFAX
Cusip:	69901E104
Management Fees: (E)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $2,500 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	67
Net Assets ($millions)	$116.4
NAV	$41.16

Sector Allocation

(Portfolio Holdings as of September 30, 2009)



Telecom Services 2%
Utilities 0%
Consumer Discretionary 11%
Materials 8%
Consumer Staples 5%
Information Technology 21%
Energy 7%
Financials 22%
Industrials 10%
Health Care 14%

Sector allocations are based upon the GICS Classifications and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2009)

Magellan Health Services, Inc.	2.0%
Jefferies Group Inc New	2.0%
Endo Pharmaceuticals Hldgs Inc	2.0%
Silgan Holdings Inc.	1.9%
Earthlink, Inc.	1.9%
Fresh Del Monte Produce Inc.	1.8%
Ezcorp Inc	1.8%
Piper Jaffray Companies	1.7%
Sensient Technologies Corp	1.7%
Iridium Communications, Inc.	1.7%
% of Net Assets	18.5%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended September 30, 2009**

	3Q09 (B)	*1 Year* (B)	*3 Year* (C)	*5Year* (C)	*Since Inception (1/1/03)* (C)
Paradigm Value Fund	13.73%	-7.77%	-0.78%	7.60%	15.61%
Russell 2000® Value Index (D)	22.70%	-12.61%	-6.65%	1.78%	8.39%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(E) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.50% of the Value Fund's average daily net assets through May 1, 2010.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market market capitalizations fall within the range of $500 million to $10 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small and mid capitalization companies

Portfolio Management:
Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Select Fund. The stock selection process begins with intensive use of a computer scoring system, measuring stocks by valuation, returns on capital, consistency of returns and financial strength. The selection process includes an evaluation of near term and long term outlook for the industry and an evaluation of management and their incentive compensation agreements and stock ownership. After this research has been completed the Advisor selects what it believes to be the most promising investments. The Advisor seeks a portfolio which is distributed among a variety of industries with holdings that are concentrated in companies it believes have solid long-term growth prospects.

Fund Statistics

(as of September 30, 2009)

Inception Date:	January 1, 2005
Ticker:	PFSLX
Cusip:	69901E302
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $2,500 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	71
Net Assets ($millions)	$2.5
NAV	$22.90

Sector Allocation

(Portfolio Holdings as of September 30, 2009)



Utilities 1%
Consumer Discretionary 12%
Telecomm Services 3%
Materials 9%
Consumer Staples 10%
Information Technology 15%
Energy 6%
Industrials 10%
Health Care 14%
Financials 20%

Sector allocations are based upon the GICS Classifications and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2009)

Jefferies Group Inc New	2.3%
Precision Castparts	2.0%
Lincare Holdings Inc.	2.0%
Magellan Health Services, Inc.	2.0%
Piper Jaffray Companies	1.9%
J.M. Smucker Company	1.9%
Endo Pharmaceuticals Hldgs Inc	1.9%
Rockwell Collins Inc	1.8%
Steris Corp	1.8%
Ezcorp Inc	1.8%
% of Net Assets	19.3%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended September 30, 2009**

	3Q09 (B)	1Year (B)	3Year (C)	Since Inception (1/1/05) (C)
Paradigm Select Fund	14.96%	-5.84%	-1.90%	3.56%
Russell 2500® Index (D)	20.06%	-5.68%	-3.78%	0.61%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2500® Index is an unmanaged index of small and mid capitalization stocks. It represents the smallest 2500 stocks in the Russell 3000® Index

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $25 million to $2 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio manager of the fund. Mr. Ronovech invests in a blend of small cap growth and value stocks with the goal of generating more consistent returns than style-specific small cap products. Stocks that meet valuation and price momentum criteria are subject to detailed fundamental research. The research process focuses on profit margin expansion potential and identifying factors which could contribute to sustainable earnings growth that exceeds market expectations. The Fund allocates assets to individual stocks based on their risk/reward profile.

Fund Statistics

(as of September 30, 2009)

Inception Date:	January 1, 2005
Ticker:	PFOPX
Cusip:	69901E203
Management Fees: (E)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $2,500 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	35
Net Assets ($millions)	$3.4
NAV	$19.00

Sector Allocation

(Portfolio Holdings as of September 30, 2009)



Telecomm Services 3%
Utilities 0%
Consumer Discretionary 16%
Materials 6%
Consumer Staples 2%
Energy 6%
Information Technology 23%
Financials 12%
Industrials 9%
Health Care 23%

Sector allocations are based upon the GICS Classifications and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2009)

Iridium Communications, Inc.	3.4%
3Com Corp	3.3%
Ezcorp Inc	3.2%
Magellan Health Services, Inc.	3.0%
Endo Pharmaceuticals Hldgs Inc	3.0%
American Eagle Outfitters	2.9%
Crown Cork & Seal	2.9%
PerkinElmer, Inc.	2.9%
Foot Locker, Inc.	2.9%
Premiere Global Services, Inc.	2.9%
% of Net Assets	30.4%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) Average Annual Returns and Performance for the periods ended September 30, 2009

	3Q09 (B)	1Year (B)	3Year (C)	Since Inception (1/1/05) (C)
Paradigm Opportunity Fund	12.36%	-4.28%	-3.04%	0.24%
Russell 2000® Index (D)	19.28%	-9.55%	-4.57%	-0.26%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

(E) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.50% of the Opportunity Fund's average daily net assets through May 1, 2010.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $2 billion market capitalization). Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM INTRINSIC VALUE FUND (PVIVX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation combined with lower volatility than its benchmark.

Strategy:

The Fund primarily invests in common stocks of companies of all sizes that the Advisor believes to be high-quality, undervalued, and with the greatest potential for consistent long-term appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to companies of various sizes that the Advisor believes to be attractive investment opportunities.

Portfolio Management:

Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, is the Portfolio Manager of the Intrinsic Value Fund. The Portfolio Manager and supporting analysts search across the market capitalization spectrum for the stocks that exhibit the most attractive valuations compared to the Advisor's assessment of the company's intrinsic value.

Fund Statistics

(as of September 30, 2009)

Inception Date:	January 1, 2008
Ticker:	PVIVX
Cusip:	69901E500
Management Fees:	1.25%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $2,500 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	37
Net Assets ($millions)	$2.2
NAV	$17.59

Sector Allocation

(Portfolio Holdings as of September 30, 2009)



Utilities 0%
Unassigned 6%
Consumer Discretionary 5%
Consumer Staples 9%
Telecomm Services 0%
Materials 10%
Energy 8%
Information Technology 20%
Financials 18%
Industrials 19%
Health Care 5%

Sector allocations are based upon the GICS Classifications and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2009)

IShares Comex Gold Tr	3.9%
Anworth Mortgage Asset Corp	3.8%
Silgan Holdings Inc.	3.7%
Earthlink, Inc.	3.6%
Exco Resources	3.5%
Iridium Communications, Inc.	3.1%
General Dynamics Corp	3.1%
Nestle Sa Sponsored ADR	3.0%
Innospec Inc	2.9%
MFA Financial Inc.	2.8%
% of Net Assets	33.3%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended September 30, 2009**

	3Q09 (B)	*1 Year* (B)	*Since Inception (1/1/08)* (C)
Intrinsic Value Fund	13.85%	0.11%	-7.07%
S&P 500 Index (D)	15.61%	-6.91%	-15.06%
Russell 3000 Index (E)	16.31%	-6.42%	-14.54%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The S&P 500® Index is a managed index which measures the performance of 500 companies chosen by Standard & Poor's to represent the large cap U.S. equity market.

(E) The Russell 3000 Index is an unmanaged index which measures the performance of the 3000 largest companies in the US Equity Market. It is used as a market wide proxy.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.